NON-FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provisions, non current	$ 100	$ 137
Provisions, current	13	10
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	53	95
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	29	25
Provisions, current	5	5
Environmental Remediations [Member]
IfrsStatementLineItems [Line Items]
Provisions, non current	18	17
Provisions, current	4	1
Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Provisions, current	$ 4	$ 4